Fair Value Measurements - Schedule of Assets and Liabilities that were measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Cash and cash equivalents	$ 35,003	$ 39,605
Short-term bank deposits	205,934	235,600
Marketable securities	271,023	280,495
Foreign currency derivative contracts		595
Total financial assets	511,960	556,295
Level 1 [Member]
Assets:
Cash and cash equivalents	35,003	39,605
Short-term bank deposits	205,934	235,600
Marketable securities
Foreign currency derivative contracts
Total financial assets	240,937	275,205
Level 2 [Member]
Assets:
Cash and cash equivalents
Short-term bank deposits
Marketable securities	271,023	280,495
Foreign currency derivative contracts		595
Total financial assets	271,023	281,090
Level 3 [Member]
Assets:
Cash and cash equivalents
Short-term bank deposits
Marketable securities
Foreign currency derivative contracts
Total financial assets